SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, BALANCE SHEETS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Cash and cash equivalents	$ 349	$ 403	$ 570	$ 904
Due from affiliates	26	6
Other current assets	271	267
Total current assets	3,110	2,891
Investments in subsidiaries	2,097	2,905
Due from affiliates	201	186
Deferred income taxes	234	120
Other assets	815	641
Total assets	47,786	41,150	39,651
Liabilities and shareholders’ equity:
Current portion of long-term debt	913	907
Due to affiliates	11	14
Other current liabilities	557	551
Total current liabilities	5,927	4,612
Long-term debt	14,429	13,134
Shareholders’ equity	12,951	11,809
Total liabilities and equity	47,786	41,150
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents	12	4	$ 3	$ 6
Due from affiliates	73	62
Other current assets	2	4
Total current assets	87	70
Investments in subsidiaries	17,329	15,586
Due from affiliates	0	457
Deferred income taxes	2,570	2,188
Other assets	592	641
Total assets	20,578	18,942
Liabilities and shareholders’ equity:
Current portion of long-term debt	600	752
Due to affiliates	359	332
Income taxes payable	153	42
Other current liabilities	374	310
Total current liabilities	1,486	1,436
Long-term debt	5,100	5,195
Due to affiliates	517	0
Other long-term liabilities	524	502
Shareholders’ equity	12,951	11,809
Total liabilities and equity	$ 20,578	$ 18,942